SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Schedule of fair values recognized in relation to the restricted shares

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Cost of sales	—	—	—
Administrative expenses	997	(223)	—
	997	(223)	—